Global Markets & Investment Banking

One Bryant Park – 8th Floor New York, New York 10036 646-855-6780

March 20, 2013

Mr. John Grzeskiewicz

Division of Investment Management

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.

Registration Statement on Form N-2

File Nos. 333-185483 and 811-22780

Dear Mr. Grzeskiewicz:

Pursuant to Rule 460 of the General Rules and Regulations under the Securities Act of 1933, as amended, we, on behalf of the several underwriters, wish to advise you that distribution of the Registration Statement on Form N-2 as filed on December 14, 2012 and the Preliminary Prospectus dated February 22, 2013, began on February 25, 2013 and is expected to conclude at approximately 5:00 p.m., Eastern Time, on March 25, 2013, with anticipated distribution results as follows: a limited number of Registration Statements have or will be sent to underwriters and approximately 32,428 copies of the Preliminary Prospectus have or will be sent to underwriters, dealers and institutions.

In accordance with Rule 461 of the General Rules and Regulations under the Securities Act of 1933, as amended, the undersigned, on behalf of the underwriters of the offering of common shares of Cohen & Steers MLP Income and Energy Opportunity Fund, Inc. (the “Fund”), hereby joins in the request of the Fund for acceleration of the effective date of the above-named Registration Statement so that it becomes effective at 10:00 a.m., Eastern Time, on March 25, 2013 or as soon thereafter as practicable after the filing of Pre-Effective Amendment No. 3 to the Registration Statement.

Sincerely,

MERRILL LYNCH, PIERCE, FENNER & SMITH
INCORPORATED

On behalf of the Several Underwriters

By: MERRILL LYNCH, PIERCE, FENNER & SMITH
INCORPORATED

By:	/s/ Michele A.H. Allong
Name: Michele A.H. Allong
Title: Authorized Signatory